Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment, Net

7	PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2012	2013
	RMB	RMB
Computer equipment	19,465,980	14,869,429
Office equipment and furniture	2,494,285	2,473,596
Motor vehicles	616,649	616,649
Leasehold improvements	12,110,328	13,967,382

Total property and equipment	34,687,242	31,927,056
Less: accumulated depreciation	(26,051,513)	(22,712,318)

Property and equipment, net	8,635,729	9,214,738

The depreciation expense was allocated as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	2,105,699	1,736,347	1,485,003
Research and development expenses	1,925,669	2,567,077	2,066,856
Selling and marketing expenses	2,466,549	2,029,175	1,355,310
General and administrative expenses	592,555	621,777	715,274

Total depreciation expense	7,090,472	6,954,376	5,622,443

During the year ended December 31, 2011, 2012 and 2013, the Company recognized loss on abandonment of certain outdated and obsolete computer equipment amounting to RMB8,492, RMB6,978 and RMB545,494, respectively. At the time of abandonment, the computer equipment had a gross carrying amount of RMB104,843, RMB56,735 and RMB7,757,132 and accumulated depreciation of RMB96,351, RMB49,757 and RMB7,211,638 during the year ended December 31, 2011, 2012 and 2013.

During the year ended December 31, 2013, the Company recognized loss on impairment of leasehold improvements amounting to RMB1,750,000, that was recorded in general and administrative expenses. The factor leading to the impairment loss was due to the Company’s relocation of its leased office premise.